Investment Valuation - Fair Value (Details) - USD ($)		2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2018	Mar. 31, 2018	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Assets measured at fair value
Transfers of assets between fair value hierarchy levels 1, 2 or 3	$ 0	$ 0	$ 0	$ 0	$ 0
Recurring
Assets measured at fair value
Cash			384,710		10,316
Cash equivalents				47,979	10,316
Gross Unrealized Holding Loss				(31,784)
Gross Unrealized Holding Gain			0		5,702
Total Assets, Fair Value			238,377,571	235,290,983	238,383,276
Recurring | U.S. government treasury bills
Assets measured at fair value
Cash equivalents			237,992,861
U.S. government treasury bills, Carrying Value				235,243,004	238,372,960
Gross Unrealized Holding Loss				(31,784)
Gross Unrealized Holding Gain			0		5,702
Recurring | Level 1
Assets measured at fair value
Cash			384,710		10,316
Cash equivalents				47,979	10,316
Total Assets, Fair Value			238,377,571	235,259,199	238,388,978
Recurring | Level 1 | U.S. government treasury bills
Assets measured at fair value
U.S. government treasury bills, Fair Value			$ 237,992,861	$ 235,211,220	$ 238,378,662